Discontinued Operations (Schedule Of Disposal Groups Including Discontinued Operations Income Statement) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Total Sales	$ 0		$ 2,127,675
Total Cost of Sales	0		1,273,907
Gross Profit	0		853,768
Income (Loss) from Discontinued Operations	0		(747,580)
Gain (Loss) on Disposal of Discontinued Operations	0		5,837,607
Provision (Benefit) for Income Taxes (Note 21)	0		19,800
Gain on Sale of Discontinued Operations	0		5,817,807
Net Income (Loss) from Discontinued Operations	0		5,070,227
Basic Income (Loss) per Share	$ 0		$ 1.43
Diluted Income (Loss) per Share	$ 0		$ 1.43
Weighted-average Shares Outstanding Basic (Note 6)	5,988,595		3,536,865
Weighted-average Shares Outstanding Diluted (Note 6)	5,988,595		3,651,100
Research and Development Expense
Operating Expenses:	0		295,138
Selling and Marketing Expense
Operating Expenses:	0		200,378
General and Administrative Expense
Operating Expenses:	0		0
Depreciation and Amortization
Operating Expenses:	0		0
Amortization Senior Debt Discount
Interest Expense on Senior Debt*	0	[1]	752,248	[1]
Interest Expense On Senior Debt
Interest Expense on Senior Debt*	0	[1]	353,584	[1]
Sales Of Products
Total Sales	0		1,768,754
Sales Of Engineering Services
Total Sales	$ 0		$ 358,921

[1]	Amounts reported represent the interest expense and the amortization of the discount on the Senior Term debt that was required to be repaid from the proceeds of the TDG Asset sale.